INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11. INCOME TAXES

The Company’s U.S. and foreign loss before income taxes are set forth below:

	December 31,
	2023	2022
United States	$(10,205,116)	$(7,251,228)
Foreign	(7,057,703)	(12,706,165)
Total	$(17,262,819)	$(19,957,393)

For the years ended December 31, 2023 and 2022, the Company recorded income tax expense of $28,913 and an income tax benefit of $1,486,060, respectively. The income tax benefit (expense) is as follows:

	December 31,
Current:	2023	2022
Federal	$—	$—
State	(28,913)	—
Foreign	—	$—
	$(28,913)	$—

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	1,486,060
	$—	$1,486,060

Total income tax (expense) benefit	$(28,913)	$1,486,060

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company’s deferred tax assets and deferred tax liabilities consist of the following:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$10,889,863	$8,927,330
Stock-based compensation	1,185,399	1,348,928
Research and development capitalized expenses	611,245	614,041
Intangible amortization	80,518	54,141
Other	70,730	33,453
Less valuation allowances	(12,837,755)	(10,977,893)
Net deferred tax assets	$—	$—

The Company had the following potentially utilizable net operating loss tax carryforwards:

	December 31,
	2023	2022
Federal	$24,268,692	$18,349,753
State	$11,220,065	$16,892,754
Foreign	$17,672,420	$16,377,435

The Tax Cuts and Jobs Act of 2017 (the “Act”) limits the net operating loss deduction to 80% of taxable income for losses arising in tax years beginning after December 31, 2017. As of December 31, 2023, the Company had federal net operating loss carryforwards and state net operating loss carryforwards of $24,268,692 and $11,220,065, respectively, both of which can be carried forward indefinitely and Canadian net operating loss carryforwards of $17,672,420, which will begin to expire in 2040.

The Company’s effective tax rate varied from the statutory rate as follows:

	December 31,
	2023	2022
Federal income tax at the statutory rate	(21.0)%	(21.0)%
State income tax rate (net of federal)	(1.2)%	(2.6)%
Foreign tax rate differential	(3.0)%	(3.1)%
Non-deductible expenses	1.4%	(4.0)%
Deferred true-up	13.2%	—%
Change in valuation allowance	10.8%	23.3%
Effective income tax rate	0.2%	(7.4)%

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The valuation allowance increased by $1,859,862 and $4,429,869 during the years ended December 31, 2023 and 2022, respectively.

The Company files U.S. federal and state returns. The Company’s foreign subsidiary also files a local tax return in their local jurisdiction. From a U.S. federal, state and Canadian perspective the years that remain open to examination are consistent with each jurisdiction’s statute of limitations. As of December 31, 2023, the Company has not filed tax returns for the fiscal year 2023 and Canadian corporate tax returns for fiscal year 2022.

Section 382

The utilization of the Company’s net operating losses may be subject to a substantial limitation in the event of any significant future changes in its ownership structure under Section 382 of the Internal Revenue Code and similar state provisions. Such limitation may result in the expiration of the net operating loss carryforwards before their utilization.

Section 174

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Beginning in 2022, the Tax Cuts and Jobs Act of 2017 (“TCJA”) eliminated the option to deduct research and development expenditures in the current year and requires taxpayers to amortize US expenses over five years and foreign expense over fifteen years pursuant to IRC Section 174. During the years ended December 31, 2023 and 2022, the Company has estimated and capitalized gross $463,696 and $2,684,319, respectively, of research and development expenditures that will be amortized primarily over five years. This did not have a material impact on the Company’s tax liability for the years ended December 31, 2023 and 2022. The Company will continue to evaluate the impact of these tax law changes on the current and future periods.

Inflation Reduction Act

On August 16, 2022, President Joe Biden signed the Inflation Reduction Act of 2022 (the “Act”) into law. The Act includes a new 15% corporate minimum tax and a 1% excise tax on the value of corporate stock repurchases, net of new share issuances, after December 31, 2022. These provisions did not have a material impact on the Company’s consolidated financial position as of December 31, 2023.